Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2024
SA JPMorgan Mid-Cap Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA JPMorgan Mid-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2025. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (common stocks, preferred stocks and convertible securities) of medium-sized companies that the subadviser believes have above-average growth potential. Medium-sized companies will generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period.The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.In managing the Portfolio, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.The subadviser sells a security for several reasons. The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the subadviser may also sell a security which the subadviser no longer considers reasonably valued.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell Midcap® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell Midcap® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202032.53%Lowest QuarterlyReturn:June 30, 2022-20.73%Year to Date MostRecent Quarter:March 31, 202410.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
SA JPMorgan Mid-Cap Growth Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA JPMorgan Mid-Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA JPMorgan Mid-Cap Growth Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
SA JPMorgan Mid-Cap Growth Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
SA JPMorgan Mid-Cap Growth Portfolio | Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.
SA JPMorgan Mid-Cap Growth Portfolio | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
SA JPMorgan Mid-Cap Growth Portfolio | Small and Mid Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
SA JPMorgan Mid-Cap Growth Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
SA JPMorgan Mid-Cap Growth Portfolio | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
SA JPMorgan Mid-Cap Growth Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
SA JPMorgan Mid-Cap Growth Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
SA JPMorgan Mid-Cap Growth Portfolio | Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
SA JPMorgan Mid-Cap Growth Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
SA JPMorgan Mid-Cap Growth Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

		An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
SA JPMorgan Mid-Cap Growth Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
SA JPMorgan Mid-Cap Growth Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatoryor economic developments in the United States or abroad;changes in investor psychology; heavy institutional selling;military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
SA JPMorgan Mid-Cap Growth Portfolio | Affiliated Fund Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
SA JPMorgan Mid-Cap Growth Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	443
10 Years	rr_ExpenseExampleYear10	$ 989
2014	rr_AnnualReturn2014	11.26%
2015	rr_AnnualReturn2015	2.98%
2016	rr_AnnualReturn2016	0.21%
2017	rr_AnnualReturn2017	29.63%
2018	rr_AnnualReturn2018	(4.88%)
2019	rr_AnnualReturn2019	39.58%
2020	rr_AnnualReturn2020	48.54%
2021	rr_AnnualReturn2021	10.83%
2022	rr_AnnualReturn2022	(27.07%)
2023	rr_AnnualReturn2023	23.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	11.33%
SA JPMorgan Mid-Cap Growth Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,165
1 Year	rr_AverageAnnualReturnYear01	23.19%
5 Years	rr_AverageAnnualReturnYear05	15.47%
10 Years	rr_AverageAnnualReturnYear10	11.17%
SA JPMorgan Mid-Cap Growth Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	$ 1,282
1 Year	rr_AverageAnnualReturnYear01	23.04%
5 Years	rr_AverageAnnualReturnYear05	15.35%
10 Years	rr_AverageAnnualReturnYear10	11.06%
SA JPMorgan Mid-Cap Growth Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
SA JPMorgan Mid-Cap Growth Portfolio | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%

[1]	Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.79% of its average daily net assets for Class 1 shares, 0.94% of its average daily net assets for Class 2 shares, and 1.04% of its average daily net assets for Class 3 shares. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of the Trust on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2025 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
[2]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2025, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% of the Portfolio’s average daily net assets on the next $400 million, and 0.73% of the Portfolio’s average daily net assets over $500 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2025only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.